EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE

13.    EARNINGS PER SHARE

As the Company has both Class L and Class A common stock outstanding and the Class L common stock has a preference with respect to all liquidation distributions, net (loss) earnings per share is calculated using the two-class method, which requires the allocation of earnings to each class of common stock.

The numerator in calculating Class L basic and diluted earnings per share is the Class L preference amount accrued during the year presented plus, if positive, a pro rata share of an amount equal to consolidated net income less the Class L preference amount.

The numerator in calculating Class A basic and diluted earnings per share is an amount equal to consolidated net income less the Class L preference amount and Class L pro rata share amount, if any.

The weighted average number of common shares in the common diluted earnings per share calculation excludes all Class L shares and stock options outstanding during the respective periods, as they would not be dilutive. The weighted average number of Class L shares in the earnings per share calculation excludes all Class L stock options outstanding during the respective periods as they would not be dilutive. The computation of basic and diluted earnings per common share is as follows (in thousands, except share and per share amounts):

	Years ended December 31,
	2010	2011	2012
Net (loss) income—basic and diluted	$(9,994)	$4,759	$8,162
Accretion of Class L preference	64,712	71,568	79,211
Accretion of Class L preference for vested options	1,251	1,274	5,436

Net (loss) available to common shareholders	$(75,957)	$(68,083)	$(76,485)

Allocation of net (loss) income to common stockholders—basic and diluted:
Class L	$64,712	$71,568	$79,211
Class A	$(75,957)	$(68,083)	$(76,485)

Weighted average number of common shares—basic and diluted:
Class L	1,315,153	1,317,273	1,326,206
Class A	6,006,960	6,016,733	6,058,512

Earnings (loss) per common share—basic and diluted:
Class L	$49.21	$54.33	$59.73
Class A	$(12.64)	$(11.32)	$(12.62)

As of December 31, 2010, 2011, and 2012, there were options outstanding to purchase Class A common stock of 0.7 million shares, 0.8 million shares and 0.6 million shares that may be dilutive in the future. As of December 31, 2010, 2011 and 2012, there were options outstanding to purchase 23,719 shares, 23,191 shares and 126,658 shares of Class L common stock that may be dilutive in the future.